EMPLOYEE BENEFIT PLANS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$ 834	761
Fair value of plan assets	538	517
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	834	761
Accumulated benefit obligation	789	712
Fair value of plan assets	538	517
2012 expected employer contributions:
To plan trusts	72
Expected benefit payments:
2012	58
2013	59
2014	50
2015	50
2016	53
2017 - 2021	302
Non-U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	1,897	1,797
Fair value of plan assets	1,492	1,493
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	1,618	745
Accumulated benefit obligation	1,500	684
Fair value of plan assets	1,251	514
2012 expected employer contributions:
To plan trusts	70
Expected benefit payments:
2012	97
2013	91
2014	93
2015	99
2016	101
2017 - 2021	546
Other Postretirement Benefit Plans
Health care trend rate
Health care trend rate (as a percent)	7.50%	7.50%
Ultimate health care trend rate (as a percent)	5.00%	5.00%
Effects of one-percent-point change in assumed health care cost trend rates
Effect on postretirement benefit obligation, Increase	4
Effect on postretirement benefit obligation, Decrease	(4)
U.S. Other Postretirement Benefit Plans
2012 expected employer contributions:
To plan trusts	11
Expected benefit payments:
2012	11
2013	11
2014	11
2015	11
2016	11
2017 - 2021	50
Non-U.S. Other Postretirement Benefit Plans
2012 expected employer contributions:
To plan trusts	1
Expected benefit payments:
2012	1
2013	1
2014	1
2015	1
2016	1
2017 - 2021	$ 2